Property and Equipment	6 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment and the changes in property, equipment and accumulated depreciation for the six months ended June 30, 2024 are provided as follows:

	Laboratory equipment	Office equipment	Construction in progress	Total
Cost
Balance at December 31, 2023	$1,494,732	$418,680	$59,929	$1,973,341
Additions	50,861	69,799	-	120,660
Disposal/reclasses	(22,751)	(11,399)	(9,346)	(43,496)
Effects of currency translation	(44,276)	(12,644)	(1,725)	(58,645)
Balance at June 30, 2024	$1,478,566	$464,436	$48,858	$1,991,860

Accumulated depreciation
Balance at December 31, 2023	$184,149	$86,875	$-	$271,024
Depreciation	70,743	33,281	-	104,024
Disposal/reclasses	-	-	-	-
Effects of currency translation	(5,837)	(2,724)	-	(8,561)
Balance at June 30, 2024	$249,055	$117,432	$-	$366,487
Net book value at Dec 31, 2023	$1,310,583	$331,805	$59,929	$1,702,317
Net book value at June 30, 2024	$1,229,511	$347,004	$48,858	$1,625,373

For the six months ended June 30, 2024 and 2023, the Company recorded depreciation of $104,024 and $112,933, and loss on disposal of property and equipment including in depreciation and amortization expense of $43,496 and $0, respectively

During 2023, we began the expansion of our clinical laboratory in our headquarters facility. Expenditures related to that lab expansion are included in construction in progress. During the first six months of 2024, the Company did not incur significant costs related to the development of the new lab space as it was awaiting local government approvals on the work done to date.

As of June 30, 2024 and December 31, 2023, management assessed that there were no events or changes in circumstances that would require impairment testing of its fixed assets.